Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2024
Personal Lines Segment | Personal Lines - Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	65.70%
Short-duration insurance contracts, historical claims duration, year two	24.10%
Short-duration insurance contracts, historical claims duration, year three	4.90%
Short-duration insurance contracts, historical claims duration, year four	2.10%
Short-duration insurance contracts, historical claims duration, year five	1.00%
Personal Lines Segment | Agency Channel | Personal Lines - Vehicles - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	41.40%
Short-duration insurance contracts, historical claims duration, year two	33.90%
Short-duration insurance contracts, historical claims duration, year three	13.10%
Short-duration insurance contracts, historical claims duration, year four	5.80%
Short-duration insurance contracts, historical claims duration, year five	2.50%
Personal Lines Segment | Agency Channel | Personal Lines - Vehicles - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	95.10%
Short-duration insurance contracts, historical claims duration, year two	4.70%
Short-duration insurance contracts, historical claims duration, year three	0.00%
Short-duration insurance contracts, historical claims duration, year four	0.10%
Short-duration insurance contracts, historical claims duration, year five	0.10%
Personal Lines Segment | Direct Channel | Personal Lines - Vehicles - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	40.60%
Short-duration insurance contracts, historical claims duration, year two	34.90%
Short-duration insurance contracts, historical claims duration, year three	13.70%
Short-duration insurance contracts, historical claims duration, year four	5.80%
Short-duration insurance contracts, historical claims duration, year five	2.50%
Personal Lines Segment | Direct Channel | Personal Lines - Vehicles - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	95.80%
Short-duration insurance contracts, historical claims duration, year two	3.90%
Short-duration insurance contracts, historical claims duration, year three	(0.10%)
Short-duration insurance contracts, historical claims duration, year four	0.10%
Short-duration insurance contracts, historical claims duration, year five	0.10%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	15.80%
Short-duration insurance contracts, historical claims duration, year two	27.10%
Short-duration insurance contracts, historical claims duration, year three	23.30%
Short-duration insurance contracts, historical claims duration, year four	16.50%
Short-duration insurance contracts, historical claims duration, year five	8.70%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	86.50%
Short-duration insurance contracts, historical claims duration, year two	13.50%
Short-duration insurance contracts, historical claims duration, year three	0.10%
Short-duration insurance contracts, historical claims duration, year four	0.30%
Short-duration insurance contracts, historical claims duration, year five	0.20%
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	20.70%
Short-duration insurance contracts, historical claims duration, year two	26.80%
Short-duration insurance contracts, historical claims duration, year three	14.60%
Short-duration insurance contracts, historical claims duration, year four	9.40%
Short-duration insurance contracts, historical claims duration, year five	5.60%